STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable (in shares) | shares	3,371,449
Options outstanding (in shares) | shares	4,720,105
Under $16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum, (in dollars per share)	$ 0.00
Range of exercise price, maximum, (in dollars per share)	$ 16.00
Options exercisable (in shares) | shares	916,046
Weighted average exercise price, exercisable (in dollars per share)	$ 15.05
Options outstanding (in shares) | shares	916,046
Weighted average exercise price, outstanding (in dollars per share)	$ 15.05
$16-$22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum, (in dollars per share)	16.00
Range of exercise price, maximum, (in dollars per share)	$ 22.00
Options exercisable (in shares) | shares	1,870,281
Weighted average exercise price, exercisable (in dollars per share)	$ 19.85
Options outstanding (in shares) | shares	1,870,281
Weighted average exercise price, outstanding (in dollars per share)	$ 19.85
Over $22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum, (in dollars per share)	$ 22.00
Options exercisable (in shares) | shares	585,122
Weighted average exercise price, exercisable (in dollars per share)	$ 24.11
Options outstanding (in shares) | shares	1,933,778
Weighted average exercise price, outstanding (in dollars per share)	$ 25.65